Leases - Summary of Lease Liabilities and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Current lease liabilities	€ 5,226	€ 6,951
Non-current lease liabilities	23,919	10,308
Total lease liabilities	29,145	17,259	€ 16,249
Lease Expenses Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Interest on lease liabilities	2,068	954	497
Amortization on right-of-use assets	6,885	6,045	2,841
Lease expense	8,953	6,999	3,338
Lease Outflows Amounts recognized in the Consolidated Statement of Cash Flows [Abstract]
Interest paid on lease liabilities	1,837	1,196	532
Principal payment on lease liabilities	5,689	7,026	2,881
Total cash outflow for leases	€ 7,526	€ 8,222	€ 3,413